Components of Company's Vehicles (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Disclosure Components Of Companys Vehicles [Abstract]
Rental vehicles	$ 11,006	$ 10,234
Less: Accumulated depreciation	(1,465)	(1,411)
Rental Vehicles Net, Total	9,541	8,823
Vehicles held for sale	674	759
Vehicles, net	$ 10,215	$ 9,582